MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide MFS Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Growth Stock Fund - Class A (MIG)
	1,446,718 shares (cost $22,519,636)	$35,487,982
MFS Bond Fund - Class A (MFB)
	511,085 shares (cost $6,500,537)	7,144,962
MFS Growth Fund - Class A (MEG)
	45,518 shares (cost $1,909,692)	3,103,863
MFS High Income Fund - Class A (MFH)
	1,443,025 shares (cost $4,964,590)	5,021,727
MFS Research Fund - Class A (MFR)
	232,661 shares (cost $5,767,467)	8,899,278
MFS Strategic Income Fund - Class A (MSI)
	173,317 shares (cost $1,136,315)	1,145,623
MFS Total Return Fund - Class A (MTR)
	934,419 shares (cost $14,336,075)	16,997,074
MFS U.S. Government Money Market Fund (MMM)
	4,168,892 shares (cost $4,168,892)	4,168,892
Massachusetts Investors Trust: Class A (MIT)
	333,012 shares (cost $6,899,749)	9,597,392
NVIT Money Market Fund - Class I (SAM)
	452,737 shares (cost $452,737)	452,737

Total Investments		$92,019,530

Accounts Receivable		37,058

Accounts Payable-MFS High Income Fund - Class A (MFH)		(1,408)
Accounts Payable-MFS Research Fund - Class A (MFR)		(3,114)
Accounts Payable-MFS Strategic Income Fund - Class A (MSI)		(678)
Accounts Payable-MFS U.S. Government Money Market Fund (MMM)		(3,250)
Accounts Payable-Massachusetts Investors Trust: Class A (MIT)		(4,471)

		$92,043,667

Contract Owners’ Equity:
Accumulation units		91,189,646
Contracts in payout (annuitization) period (note 1f)		854,021

Total Contract Owners’ Equity (note 5)		$92,043,667

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
Reinvested dividends	$1,397,555	215,397	285,993	-	331,368	57,366	49,738	378,798
Mortality and expense risk charges (note 2)	(1,230,587)	(459,980)	(104,248)	(41,756)	(77,757)	(115,259)	(15,714)	(225,789)

Net investment income (loss)	166,968	(244,583)	181,745	(41,756)	253,611	(57,893)	34,024	153,009

Realized gain (loss) on investments	4,192,306	1,835,471	138,206	255,619	111,221	784,943	(841)	396,809
Change in unrealized gain (loss) on investments	(229,653)	674,875	28,819	(123,955)	(297,123)	(414,471)	(12,066)	208,231

Net gain (loss) on investments	3,962,653	2,510,346	167,025	131,664	(185,902)	370,472	(12,907)	605,040

Reinvested capital gains	2,571,770	1,092,730	-	122,822	-	421,454	-	395,666

Net increase (decrease) in contract owners’ equity resulting from operations	$6,701,391	3,358,493	348,770	212,730	67,709	734,033	21,117	1,153,715

Investment Activity:	MMM	MIT	SAM
Reinvested dividends	$-	78,895	-
Mortality and expense risk charges (note 2)	(59,109)	(126,793)	(4,182)

Net investment income (loss)	(59,109)	(47,898)	(4,182)

Realized gain (loss) on investments	-	670,878	-
Change in unrealized gain (loss) on investments	-	(293,963)	-

Net gain (loss) on investments	-	376,915	-

Reinvested capital gains	-	539,098	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(59,109)	868,115	(4,182)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		MIG		MFB		MEG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,968	215,973	(244,583)	(260,882)	181,745	189,596	(41,756)	(37,826)
Realized gain (loss) on investments	4,192,306	3,494,947	1,835,471	1,313,780	138,206	87,906	255,619	135,134
Change in unrealized gain (loss) on investments	(229,653)	12,160,231	674,875	6,909,605	28,819	(482,094)	(123,955)	720,706
Reinvested capital gains	2,571,770	884,346	1,092,730	366,010	-	22,396	122,822	50,357

Net increase (decrease) in contract owners’ equity resulting from operations	6,701,391	16,755,497	3,358,493	8,328,513	348,770	(182,196)	212,730	868,371

Equity transactions:
Purchase payments received from contract owners (note 3)	951,857	3,349,697	417,716	1,285,186	16,339	54,816	7,708	118,570
Transfers between funds	-	-	(96,667)	103,291	(32,089)	(174,656)	(1,006)	(89,645)
Redemptions (note 3)	(12,871,608)	(13,242,778)	(4,154,566)	(4,237,414)	(1,427,573)	(1,271,046)	(466,157)	(182,961)
Annuity benefits	(158,115)	(155,136)	(58,607)	(54,513)	(8,233)	(13,670)	(842)	(359)
Contract maintenance charges (note 2)	(46,555)	(50,449)	(18,412)	(19,688)	(2,802)	(3,521)	(1,841)	(1,899)
Contingent deferred sales charges (note 2)	(5,123)	(4,159)	(1,545)	(1,738)	(774)	(139)	-	-
Adjustments to maintain reserves	52,062	(20,649)	8,503	(1,852)	(9,961)	(18,345)	9,128	(5,542)

Net equity transactions	(12,077,482)	(10,123,474)	(3,903,578)	(2,926,728)	(1,465,093)	(1,426,561)	(453,010)	(161,836)

Net change in contract owners’ equity	(5,376,091)	6,632,023	(545,085)	5,401,785	(1,116,323)	(1,608,757)	(240,280)	706,535
Contract owners’ equity beginning of period	97,419,758	90,787,735	36,041,865	30,640,080	8,262,864	9,871,621	3,344,185	2,637,650

Contract owners’ equity end of period	$92,043,667	97,419,758	35,496,780	36,041,865	7,146,541	8,262,864	3,103,905	3,344,185

CHANGES IN UNITS:
Beginning units	661,596	743,331	122,992	134,187	82,463	96,478	45,400	48,083
Units purchased	28,433	72,009	2,077	7,164	187	704	104	1,867
Units redeemed	(100,942)	(153,744)	(14,846)	(18,359)	(14,159)	(14,719)	(6,282)	(4,550)

Ending units	589,087	661,596	110,223	122,992	68,491	82,463	39,222	45,400

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MFH		MFR		MSI		MTR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$253,611	298,200	(57,893)	(28,767)	34,024	40,286	153,009	128,988
Realized gain (loss) on investments	111,221	514,335	784,943	714,066	(841)	(2,385)	396,809	135,373
Change in unrealized gain (loss) on investments	(297,123)	(503,878)	(414,471)	1,429,916	(12,066)	(38,424)	208,231	2,374,453
Reinvested capital gains	-	-	421,454	166,010	-	-	395,666	147,360

Net increase (decrease) in contract owners’ equity resulting from operations	67,709	308,657	734,033	2,281,225	21,117	(523)	1,153,715	2,786,174

Equity transactions:
Purchase payments received from contract owners (note 3)	43,730	97,565	50,151	263,482	650	8,249	31,982	491,208
Transfers between funds	(238,628)	(567,431)	54,569	(64,565)	(4,170)	2,439	(103,612)	647,180
Redemptions (note 3)	(980,548)	(763,808)	(1,089,095)	(1,167,968)	(92,410)	(78,430)	(2,173,493)	(2,484,237)
Annuity benefits	(10,532)	(10,494)	(13,770)	(12,161)	(2,841)	(2,867)	(29,056)	(28,180)
Contract maintenance charges (note 2)	(3,562)	(3,756)	(3,299)	(3,539)	(581)	(668)	(6,197)	(6,822)
Contingent deferred sales charges (note 2)	(53)	-	(5)	-	(193)	-	(1,285)	(224)
Adjustments to maintain reserves	1,148	(25,368)	7,536	6,640	1,665	(882)	14,769	12,045

Net equity transactions	(1,188,445)	(1,273,292)	(993,913)	(978,111)	(97,880)	(72,159)	(2,266,892)	(1,369,030)

Net change in contract owners’ equity	(1,120,736)	(964,635)	(259,880)	1,303,114	(76,763)	(72,682)	(1,113,177)	1,417,144
Contract owners’ equity beginning of period	6,143,871	7,108,506	9,162,272	7,859,158	1,223,064	1,295,746	18,111,058	16,693,914

Contract owners’ equity end of period	$5,023,135	6,143,871	8,902,392	9,162,272	1,146,301	1,223,064	16,997,881	18,111,058

CHANGES IN UNITS:
Beginning units	49,246	59,748	33,047	36,930	65,990	69,738	83,046	89,662
Units purchased	366	2,869	597	1,255	80	587	458	7,123
Units redeemed	(9,783)	(13,371)	(4,092)	(5,138)	(5,214)	(4,335)	(10,581)	(13,739)

Ending units	39,829	49,246	29,552	33,047	60,856	65,990	72,923	83,046

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MMM		MIT		SAM
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(59,109)	(66,140)	(47,898)	(42,374)	(4,182)	(5,108)
Realized gain (loss) on investments	-	-	670,878	596,738	-	-
Change in unrealized gain (loss) on investments	-	-	(293,963)	1,749,947	-	-
Reinvested capital gains	-	-	539,098	132,213	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(59,109)	(66,140)	868,115	2,436,524	(4,182)	(5,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	169,524	553,063	214,058	477,148	(1)	410
Transfers between funds	62,452	(170,613)	45,795	161,359	313,356	152,641
Redemptions (note 3)	(702,227)	(1,107,124)	(1,677,993)	(1,702,951)	(107,546)	(246,839)
Annuity benefits	(15,313)	(16,078)	(18,921)	(16,814)	-	-
Contract maintenance charges (note 2)	(5,828)	(6,262)	(3,686)	(3,828)	(347)	(466)
Contingent deferred sales charges (note 2)	(1)	(2,056)	(1,267)	(2)	-	-
Adjustments to maintain reserves	8,954	9,650	10,320	3,035	-	(30)

Net equity transactions	(482,439)	(739,420)	(1,431,694)	(1,082,053)	205,462	(94,284)

Net change in contract owners’ equity	(541,548)	(805,560)	(563,579)	1,354,471	201,280	(99,392)
Contract owners’ equity beginning of period	4,713,690	5,519,250	10,165,442	8,810,971	251,447	350,839

Contract owners’ equity end of period	$4,172,142	4,713,690	9,601,863	10,165,442	452,727	251,447

CHANGES IN UNITS:
Beginning units	127,807	147,849	42,445	48,041	9,160	12,615
Units purchased	11,170	33,379	1,172	3,612	12,222	13,449
Units redeemed	(24,389)	(53,421)	(6,921)	(9,208)	(4,675)	(16,904)

Ending units	114,588	127,807	36,696	42,445	16,707	9,160

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b) The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

  Growth Stock Fund - Class A (MIG)

  MFS Bond Fund - Class A (MFB)

  MFS Growth Fund - Class A (MEG)

  MFS High Income Fund - Class A (MFH)

  MFS Research Fund - Class A (MFR)

  MFS Strategic Income Fund - Class A (MSI)

  MFS Total Return Fund - Class A (MTR)

  MFS U.S. Government Money Market Fund (MMM)

  Massachusetts Investors Trust: Class A (MIT)

NATIONWIDE FUNDS GROUP

  NVIT Money Market Fund - Class I (SAM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract owners, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. Accordingly, the contract owner is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other Operations of the Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide income taxes within the Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for redemption, or the amount redeemed. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.00%. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include:(a) an annual contract maintenance charge of $30 which is satisfied by redeeming units; and (b) a charge for mortality and expense risk assessed through a reduction of unit value equal to an annualized rate of 1.30%. The table on the following page provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2014.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2014.

	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
1.00%	$1,182	$411	$-	$-	$-	$733	$-	$-
1.30%	1,229,405	459,569	104,248	41,756	77,757	114,526	15,714	225,789

Totals	$1,230,587	$459,980	$104,248	$41,756	$77,757	$115,259	$15,714	$225,789

	MMM	MIT	SAM
1.00%	$38	$-	$-
1.30%	59,071	126,793	4,182

	$59,109	$126,793	$4,182

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $487,615 and $972,047, respectively, and total transfers from the Account to the fixed account were $ 871,544 and $1,254,534, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$92,019,530	$0	$0	$92,019,530

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2014

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Growth Stock Fund - Class A (MIG)	$1,842,422	$4,903,383
MFS Bond Fund - Class A (MFB)	301,596	1,584,925
MFS Growth Fund - Class A (MEG)	135,401	507,425
MFS High Income Fund - Class A (MFH)	565,924	1,502,111
MFS Research Fund - Class A (MFR)	897,210	1,528,984
MFS Strategic Income Fund - Class A (MSI)	52,355	116,519
MFS Total Return Fund - Class A (MTR)	1,253,400	2,973,111
MFS U.S. Government Money Market Fund (MMM)	345,768	888,175
Massachusetts Investors Trust: Class A (MIT)	854,678	1,797,083
NVIT Money Market Fund - Class I (SAM)	275,972	74,695

Total	$6,524,726	$15,876,411

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

MFS Variable Account NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Stock Fund - Class A (MIG)
Non-tax qualified
2014	1.00%	60	$330.611508	$19,837	0.61%	10.41%
2013	1.00%	405	299.433509	121,271	0.52%	28.85%
2012	1.00%	318	232.393500	73,901	0.82%	15.74%
2011	1.00%	127	200.790259	25,500	0.54%	0.31%
Tax qualified spectrum
2014	1.30%	81,823	331.281044	27,106,409	0.61%	10.08%
2013	1.30%	92,089	300.951671	27,714,338	0.52%	28.46%
2012	1.30%	100,953	234.281132	23,651,383	0.82%	15.39%
2011	1.30%	117,682	203.037748	23,893,888	0.54%	0.01%
2010	1.30%	135,160	203.017721	27,439,875	0.51%	12.70%
Non-tax qualified spectrum
2014	1.30%	24,349	281.108837	6,844,719	0.61%	10.08%
2013	1.30%	26,453	255.372820	6,755,377	0.52%	28.46%
2012	1.30%	28,984	198.799461	5,762,004	0.82%	15.39%
2011	1.30%	31,002	172.287862	5,341,268	0.54%	0.01%
2010	1.30%	35,497	172.270869	6,115,099	0.51%	12.70%
Non-tax qualified spectrum (81-225)
2014	1.30%	3,991	306.231869	1,222,171	0.61%	10.08%
2013	1.30%	4,045	278.195801	1,125,302	0.52%	28.46%
2012	1.30%	3,932	216.566418	851,539	0.82%	15.39%
2011	1.30%	4,118	187.685448	772,889	0.54%	0.01%
2010	1.30%	4,645	187.666937	871,713	0.51%	12.70%
MFS Bond Fund - Class A (MFB)
Tax qualified spectrum
2014	1.30%	38,218	104.109805	3,978,869	3.60%	4.31%
2013	1.30%	48,586	99.804377	4,849,095	3.37%	-1.81%
2012	1.30%	60,417	101.640506	6,140,814	4.26%	9.00%
2011	1.30%	64,008	93.245402	5,968,452	5.38%	5.02%
2010	1.30%	75,000	88.787488	6,659,062	5.57%	9.78%
Non-tax qualified spectrum
2014	1.30%	29,587	104.024741	3,077,780	3.60%	4.31%
2013	1.30%	33,190	99.722830	3,309,801	3.37%	-1.81%
2012	1.30%	35,376	101.557452	3,592,696	4.26%	9.00%
2011	1.30%	37,392	93.169203	3,483,783	5.38%	5.02%
2010	1.30%	41,607	88.714936	3,691,162	5.57%	9.78%
Non-tax qualified spectrum (81-225)
2014	1.30%	686	104.431499	71,640	3.60%	4.31%
2013	1.30%	687	100.112772	68,777	3.37%	-1.81%
2012	1.30%	685	101.954577	69,839	4.26%	9.00%
2011	1.30%	716	93.533536	66,970	5.38%	5.02%
2010	1.30%	717	89.061843	63,857	5.57%	9.78%

(Continued)

MFS Variable Account NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Growth Fund - Class A (MEG)
Tax qualified spectrum
2014	1.30%	39,215	$78.766628	$3,088,833	0.00%	7.11%
2013	1.30%	45,393	73.539092	3,338,160	0.00%	34.51%
2012	1.30%	48,076	54.670715	2,628,349	0.00%	15.57%
2011	1.30%	53,872	47.303781	2,548,349	0.00%	-1.89%
2010	1.30%	62,237	48.213264	3,000,649	0.00%	14.15%
Non-tax qualified spectrum (81-225)
2014	1.30%	7	78.766628	551	0.00%	7.11%
2013	1.30%	7	73.539092	515	0.00%	34.51%
2012	1.30%	7	54.670715	383	0.00%	15.57%
2011	1.30%	60	47.303781	2,838	0.00%	-1.89%
2010	1.30%	60	48.213264	2,893	0.00%	14.15%
MFS High Income Fund - Class A (MFH)
Tax qualified spectrum
2014	1.30%	26,928	124.624440	3,355,887	5.58%	0.87%
2013	1.30%	31,807	123.549875	3,929,751	5.88%	4.96%
2012	1.30%	33,659	117.708804	3,961,961	6.60%	12.64%
2011	1.30%	35,971	104.499705	3,758,959	6.91%	2.76%
2010	1.30%	41,768	101.689310	4,247,359	7.34%	13.89%
Non-tax qualified spectrum
2014	1.30%	10,885	122.733748	1,335,957	5.58%	0.87%
2013	1.30%	15,422	121.675491	1,876,479	5.88%	4.96%
2012	1.30%	24,077	115.923032	2,791,079	6.60%	12.64%
2011	1.30%	27,343	102.914328	2,813,986	6.91%	2.76%
2010	1.30%	37,573	100.146581	3,762,807	7.34%	13.89%
Non-tax qualified spectrum (81-225)
2014	1.30%	2,016	124.624440	251,243	5.58%	0.87%
2013	1.30%	2,017	123.549875	249,200	5.88%	4.96%
2012	1.30%	2,012	117.708804	236,830	6.60%	12.64%
2011	1.30%	2,010	104.499705	210,044	6.91%	2.76%
2010	1.30%	2,011	101.689310	204,497	7.34%	13.89%
MFS Research Fund - Class A (MFR)
Non-tax qualified
2014	1.00%	205	334.557520	68,584	0.65%	9.08%
2013	1.00%	52	306.703776	15,949	0.98%	30.79%
Tax qualified spectrum
2014	1.30%	18,422	312.793001	5,762,273	0.65%	8.75%
2013	1.30%	21,165	287.622767	6,087,536	0.98%	30.40%
2012	1.30%	24,070	220.572900	5,309,190	0.74%	15.64%
2011	1.30%	27,951	190.735396	5,331,245	0.73%	-2.01%
2010	1.30%	33,474	194.647716	6,515,638	0.72%	13.96%
Non-tax qualified spectrum
2014	1.30%	10,785	273.308964	2,947,637	0.65%	8.75%
2013	1.30%	11,680	251.315983	2,935,371	0.98%	30.40%
2012	1.30%	12,701	192.729865	2,447,862	0.74%	15.64%
2011	1.30%	16,102	166.658753	2,683,539	0.73%	-2.01%
2010	1.30%	17,609	170.077220	2,994,890	0.72%	13.96%
Non-tax qualified spectrum (81-225)
2014	1.30%	140	309.141891	43,280	0.65%	8.75%
2013	1.30%	150	284.265458	42,640	0.98%	30.40%
2012	1.30%	159	217.998241	34,662	0.74%	15.64%
2011	1.30%	175	188.509011	32,989	0.73%	-2.01%
2010	1.30%	176	192.375659	33,858	0.72%	13.96%

(Continued)

MFS Variable Account NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2014	1.30%	46,962	$18.624024	$874,621	4.14%	1.64%
2013	1.30%	51,939	18.323509	951,705	4.51%	-0.02%
2012	1.30%	55,547	18.327715	1,018,050	4.65%	9.27%
2011	1.30%	57,971	16.772811	972,337	4.99%	2.98%
2010	1.30%	65,632	16.288195	1,069,027	5.21%	8.47%
Non-tax qualified spectrum
2014	1.30%	13,017	18.624024	242,429	4.14%	1.64%
2013	1.30%	13,173	18.323509	241,376	4.51%	-0.02%
2012	1.30%	13,331	18.327715	244,336	4.65%	9.27%
2011	1.30%	8,015	16.772811	134,434	4.99%	2.98%
2010	1.30%	8,467	16.288195	137,912	5.21%	8.47%
Non-tax qualified spectrum (81-225)
2014	1.30%	877	18.624024	16,333	4.14%	1.64%
2013	1.30%	878	18.323509	16,088	4.51%	-0.02%
2012	1.30%	860	18.327715	15,753	4.65%	9.27%
2011	1.30%	842	16.772811	14,123	4.99%	2.98%
MFS Total Return Fund - Class A (MTR)
Tax qualified spectrum
2014	1.30%	44,059	233.606166	10,292,454	2.19%	6.93%
2013	1.30%	52,575	218.472412	11,486,187	2.05%	17.33%
2012	1.30%	60,688	186.208482	11,300,620	2.51%	9.80%
2011	1.30%	69,060	169.594906	11,712,224	2.42%	0.57%
2010	1.30%	79,330	168.625878	13,377,091	2.36%	8.55%
Non-tax qualified spectrum
2014	1.30%	28,680	226.122935	6,485,206	2.19%	6.93%
2013	1.30%	30,306	211.473976	6,408,930	2.05%	17.33%
2012	1.30%	28,809	180.243570	5,192,637	2.51%	9.80%
2011	1.30%	31,126	164.162186	5,109,712	2.42%	0.57%
2010	1.30%	33,647	163.224209	5,492,005	2.36%	8.55%
Non-tax qualified spectrum (81-225)
2014	1.30%	184	231.333501	42,565	2.19%	6.93%
2013	1.30%	165	216.346976	35,697	2.05%	17.33%
2012	1.30%	165	184.396930	30,425	2.51%	9.80%
2011	1.30%	164	167.944958	27,543	2.42%	0.57%
2010	1.30%	164	166.985361	27,386	2.36%	8.55%
MFS U.S. Government Money Market Fund (MMM)
Non-tax qualified
2014	1.00%	87	44.398498	3,863	0.00%	-1.00%
2013	1.00%	87	44.846955	3,902	0.00%	-1.00%
Tax qualified spectrum
2014	1.30%	73,911	35.850445	2,649,742	0.00%	-1.30%
2013	1.30%	85,217	36.322628	3,095,305	0.00%	-1.30%
2012	1.30%	95,231	36.801031	3,504,599	0.00%	-1.30%
2011	1.30%	114,725	37.287066	4,277,759	0.00%	-1.30%
2010	1.30%	141,792	37.776820	5,356,451	0.00%	-1.30%
Non-tax qualified spectrum
2014	1.30%	37,539	35.875352	1,346,725	0.00%	-1.30%
2013	1.30%	38,930	36.347867	1,415,022	0.00%	-1.30%
2012	1.30%	49,100	36.826601	1,808,186	0.00%	-1.30%
2011	1.30%	49,881	37.312974	1,861,208	0.00%	-1.30%
2010	1.30%	55,521	37.803065	2,098,864	0.00%	-1.30%
Non-tax qualified spectrum (81-225)
2014	1.30%	3,051	35.875352	109,456	0.00%	-1.30%
2013	1.30%	3,573	36.347867	129,871	0.00%	-1.30%
2012	1.30%	3,518	36.826601	129,556	0.00%	-1.30%
2011	1.30%	3,782	37.312974	141,118	0.00%	-1.30%
2010	1.30%	4,496	37.803065	169,963	0.00%	-1.30%

(Continued)

MFS Variable Account NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Massachusetts Investors Trust: Class A (MIT)
Tax qualified spectrum
2014	1.30%	22,220	$269.709194	$5,992,938	0.81%	9.55%
2013	1.30%	27,027	246.193417	6,653,869	0.85%	30.19%
2012	1.30%	29,038	189.106788	5,491,283	1.25%	17.60%
2011	1.30%	32,752	160.802744	5,266,611	0.95%	-3.10%
2010	1.30%	39,626	165.950730	6,575,964	0.72%	9.98%
Non-tax qualified spectrum
2014	1.30%	14,356	241.993979	3,474,066	0.81%	9.55%
2013	1.30%	15,298	220.894675	3,379,247	0.85%	30.19%
2012	1.30%	18,885	169.674255	3,204,298	1.25%	17.60%
2011	1.30%	19,194	144.278723	2,769,286	0.95%	-3.10%
2010	1.30%	21,063	148.897709	3,136,232	0.72%	9.98%
Non-tax qualified spectrum (81-225)
2014	1.30%	120	257.094637	30,851	0.81%	9.55%
2013	1.30%	120	234.678715	28,161	0.85%	30.19%
2012	1.30%	118	180.262089	21,271	1.25%	17.60%
2011	1.30%	116	153.281851	17,781	0.95%	-3.10%
2010	1.30%	117	158.189060	18,508	0.72%	9.98%
NVIT Money Market Fund - Class I (SAM)
Tax qualified spectrum
2014	1.30%	3,758	27.084423	101,783	0.00%	-1.30%
2013	1.30%	4,350	27.441149	119,369	0.00%	-1.30%
2012	1.30%	6,582	27.802570	182,997	0.00%	-1.30%
2011	1.30%	10,046	28.169761	282,993	0.00%	-1.30%
2010	1.30%	13,756	28.539742	392,593	0.00%	-1.30%
Non-tax qualified spectrum
2014	1.30%	12,949	27.102012	350,944	0.00%	-1.30%
2013	1.30%	4,810	27.458970	132,078	0.00%	-1.30%
2012	1.30%	6,033	27.820639	167,842	0.00%	-1.30%
2011	1.30%	11,668	28.188081	328,899	0.00%	-1.30%
2010	1.30%	17,147	28.558302	489,689	0.00%	-1.30%

2014	Reserves for annuity contracts in payout phase:				854,021
2014	Contract owners equity:				$92,043,667
2013	Reserves for annuity contracts in payout phase:				903,389
2013	Contract owners equity:				$97,419,758
2012	Reserves for annuity contracts in payout phase:				923,390
2012	Contract owners equity:				$90,787,735
2011	Reserves for annuity contracts in payout phase:				911,264
2011	Contract owners equity:				$90,761,991
2010	Reserves for annuity contracts in payout phase:				1,025,037
2010	Contract owners equity:				$104,978,888

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.